Subsequent Events	11 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

In February 2025, the Company entered into a lease agreement for an office space located in Waltham, Massachusetts. The lease is for an initial period of 54 months. The Company expects to pay approximately $1.6 million over the lease term.